Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 186,073	$ 165,098	$ 151,673
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Preferred Stock, Shares Issued	42,030,331	42,030,331	42,030,331
Preferred Stock, Shares Outstanding	42,030,331	42,030,331	42,030,331
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	350,000,000	350,000,000	350,000,000
Common Stock, Shares, Issued	237,526,638	236,526,638	228,216,638
Common Stock, Shares, Outstanding	237,526,638	236,526,638	228,216,638
Temporary Equity, Par or Stated Value Per Share	$ 0.00001
Temporary Equity, Shares Outstanding	3,300
Temporary Equity, Shares Issued	0